3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: c) Cash equivalents (Policies)	24 Months Ended
Dec. 31, 2020
Policies
c) Cash equivalents	c)Cash equivalents Cash equivalents include short-term guaranteed investment certificates readily convertible into a known amount of cash, which is subject to insignificant change in value.